Investments at equity method - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 14, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tom Ford International LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		15.00%	15.00%
Impairment loss		€ 0	€ 0	€ 4,532
Percentage of additional interest acquired in associates		85.00%
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate		40.00%	40.00%
Percentage of interest acquired in associates	40.00%